Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Cayman Islands	$1,254,078	$(237,780)
PRC	177,259	480,596
United States	(560,447)	(1,229,177)
Total income (loss) before income taxes	$870,890	$(986,361)

Schedule of Components of the Income Tax Provision

The components of the income tax provision were as follows:

For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Current tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	21,963	62,432
United States	-	-
	$21,963	$62,432
Deferred tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
United States	-	-
	-	-
Income tax provisions	$21,963	$62,432

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate

Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended June 30, 2026 and 2025 are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Income tax expense (benefit) computed based on PRC statutory rate	$217,722	$(246,590)
Favorable tax rate and tax exemption impact in PRC entities (a)	(22,351)	(57,717)
Effect of rate differential for non-PRC entities	(291,102)	108,612
Change in valuation allowance	117,694	258,127
Total income tax provisions	$21,963	$62,432

(a)	During the six months ended June 30, 2026 and 2025, Xinjiang United Family and its branch offices were subject to 25% income tax rate. For the six months ended June 30, 2026 and 2025, 42 and 14 of these UFG entities paid income tax, respectively. The rest of these UFG entities were exempted from paying income tax. For the six months ended June 30, 2026 and 2025, the tax saving as the result of the favorable tax rates and tax exemption amounted to $22,351 and $57,717, respectively, and per share effect of the favorable tax rate and tax exemption was $0.02 and $15.79, respectively.

Schedule of Deferred Tax Assets, Net

The Company’s deferred tax assets, net was comprised of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Net operating loss	$3,689,839	$3,572,145
Total deferred tax assets	3,689,839	3,572,145
Valuation allowance	(3,689,839)	(3,572,145)
Total deferred tax assets, net	$-	$-

Schedule of Taxes Payable

Taxes payable consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Income tax payable	$8,039	$5,852
Value added tax payable	-	67,360
Other taxes payable	209,532	176,088
Total taxes payable	$217,571	$249,300